Taxation - Tax charge/(credit) Relating To Components Of Other Comprehensive Income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Remeasurement of post-employment benefit liabilities, before tax	€ (3.7)	€ 26.7	€ (108.1)
Remeasurement of post-employment benefit liabilities, tax charge/(credit)	1.1	(6.3)	26.1
Remeasurement of post-employment benefit liabilities, after tax	(2.6)	20.4	(82.0)
Net investment hedge, before tax	(34.3)	(11.7)	15.8
Net investment hedge, tax charge/(credit)	0.0	0.0	0.0
Net investment hedge, after tax	(34.3)	(11.7)	15.8
Cash flow hedges, before tax	(5.5)	58.7	(67.8)
Cash flow hedges, tax charge/(credit)	5.2	(18.5)	3.3
Cash flow hedges, after tax	(0.3)	40.2	(64.5)
Other comprehensive (income)/loss, before tax	(43.5)	73.7	(160.1)
Income tax relating to components of other comprehensive income	6.3	(24.8)	29.4
Other comprehensive (income)/loss, after tax	€ (37.2)	€ 48.9	€ (130.7)
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Standard tax rate	25.00%	23.50%	19.00%
Disclosure of analysis of other comprehensive income by item [table]
Income tax relating to components of other comprehensive income	€ 6.3	€ (24.8)	€ 29.4
Current tax
Income Taxes [Abstract]
Income tax relating to components of other comprehensive income	0.0	0.0	0.0
Disclosure of analysis of other comprehensive income by item [table]
Income tax relating to components of other comprehensive income	0.0	0.0	0.0
Deferred tax
Income Taxes [Abstract]
Income tax relating to components of other comprehensive income	6.3	(24.8)	29.4
Disclosure of analysis of other comprehensive income by item [table]
Income tax relating to components of other comprehensive income	€ 6.3	€ (24.8)	€ 29.4